UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mather Group Inc.
Address: Oakbrook Terrace Tower, One Tower Lane
         Suite 1820
         Oakbrook Terrace, IL  60181

13F File Number:  028-14531

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stewart Mather
Title:     President & Chief Compliance Officer
Phone:     (630) 537-1078

Signature, Place, and Date of Signing:

 /s/ Stewart Mather     Oakbrook Terrace, IL     May 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $233,231 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPS ETF TR                    ALERIAN MLP      00162Q866     8199   468008 SH       SOLE                   468008        0        0
ISHARES INC                    EM MKT MIN VOL   464286533    14353   226584 SH       SOLE                   226584        0        0
ISHARES TR                     CORE TOTUSBD ETF 464287226     2220    20045 SH       SOLE                    20045        0        0
ISHARES TR                     S&P GBL HLTHCR   464287325     4772    62394 SH       SOLE                    62394        0        0
ISHARES TR                     S&P GBL ENER     464287341      653    16007 SH       SOLE                    16007        0        0
ISHARES TR                     CORE S&P MCP ETF 464287507    12210   103517 SH       SOLE                   103517        0        0
ISHARES TR                     RUSSELL1000VAL   464287598    15864   189309 SH       SOLE                   189309        0        0
ISHARES TR                     RUSSELL1000GRW   464287614    20780   279863 SH       SOLE                   279863        0        0
ISHARES TR                     RUSSELL 2000     464287655     7066    73484 SH       SOLE                    73484        0        0
ISHARES TR                     MSCI ACJPN IDX   464288182     2363    38671 SH       SOLE                    38671        0        0
ISHARES TR                     BARCLYS MBS BD   464288588    26978   250396 SH       SOLE                   250396        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646    38885   368298 SH       SOLE                   368298        0        0
ISHARES TR                     HGH DIV EQT FD   46429B663     5809    84870 SH       SOLE                    84870        0        0
ISHARES TR                     USA MIN VOL ID   46429B697     2047    60603 SH       SOLE                    60603        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105     4287   162644 SH       SOLE                   162644        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    14057   194268 SH       SOLE                   194268        0        0
RYDEX ETF TRUST                GUG S&P500 EQ WT 78355W833      689    10229 SH       SOLE                    10229        0        0
SPDR SERIES TRUST              S&P DIVID ETF    78464A763    11483   167564 SH       SOLE                   167564        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     7334    96149 SH       SOLE                    96149        0        0
VANGUARD SCOTTSDALE FDS        SHRT TRM CORP BD 92206C409    33182   412037 SH       SOLE                   412037        0        0